Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

On April 17, 2013, we and our wholly-owned subsidiary, Memorial Production Finance Corporation (“Finance Corp.” and collectively, the “Issuers”), completed a private placement of $300.0 million aggregate principal amount of 7.625% senior unsecured notes due 2021 (the “Senior Notes”). The Senior Notes were issued at 98.521% of par and are guaranteed by all of the Partnership’s subsidiaries (other than Finance Corp., which is co-issuer of the Senior Notes, and San Pedro Bay Pipeline Company, which is an immaterial majority-owned subsidiary) jointly and severally on a senior unsecured basis. On May 23, 2013, the Issuers issued an additional $100.0 million aggregate principal amount of the Senior Notes at 102% of par. The Senior Notes will mature on May 1, 2021 with interest accruing at a rate of 7.625% per annum and payable semi-annually in arrears on May 1 and November 1 of each year, commencing November 1, 2013. The Senior Notes are governed by an indenture. The Senior Notes are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any. The Issuers may also be required to repurchase the Senior Notes upon a change of control. The indenture contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the Senior Notes receive an investment grade rating from both of two specified ratings agencies. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either of the Issuers, all outstanding Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding Senior Notes may declare all the Senior Notes to be due and payable immediately. The Issuers have agreed pursuant to registration rights agreements to file an exchange offer registration statement or, under certain circumstances, a shelf registration statement with respect to the Senior Notes no later than April 17, 2014. In connection with the Senior Notes that were issued on May 23, 2013, the borrowing base of our revolving credit facility was automatically reduced to $480.0 million and outstanding indebtedness under this credit facility was reduced to $39.0 million.